Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 29, 2014

The following change is effective immediately:

Small Cap Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section and in the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” with respect to ClearBridge Investments, LLC, all portfolio management disclosure pertaining to Marina Chinn for the Portfolio is deleted in its entirety. Peter J. Hable, Mark Bourguignon, Mark Feasey, CFA, and Michael Kang will continue to manage the portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Dated: June 5, 2015

Version: Combined Master

Filed Pursuant to Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information

Dated July 29, 2014

The following change is effective immediately:

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to ClearBridge Investments, LLC, all reference to Marina Chinn is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Dated: June 5, 2015